Stockholders' equity and dividend payment	9 Months Ended
Sep. 30, 2024
Stockholders' equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 6 – Stockholders’ equity and dividend payment
Common stock
Issued at September 30, 2024	161,464,487
Numbers of shares authorized for issue at September 30, 2024	250,000,000
Par value	$0.01

Common stock
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases
No stock repurchases were made in the first three quarters of 2024.

In the third quarter of 2023, the Company purchased 1,137,583 of its own shares in the open market for an aggregate consideration of $9.9 million, at an average price of $8.72. All shares were retired upon receipt. In the second quarter of 2023, the Company purchased 1,072,344 of its own shares in the open market for an aggregate consideration of $8.9 million, at an average price of $8.25. All shares were retired upon receipt, of which 251,879 shares, equivalent to $2.1 million in treasury shares, were retired in July 2023. No stock repurchases were made in the first quarter of 2023.

Dividend payments

Dividend payments made year-to-date as of September 30, 2024:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 30, 2024	$43,595	$0.27
May 31, 2024	$46,786	$0.29
February 28, 2024	$35,492	$0.22
Total payments made year-to-date as of September 30, 2024	$125,873	$0.78

Dividend payment made during 2023:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 28, 2023	$30,590	$0.19
August 30, 2023	$56,661	$0.35
May 25, 2023	$37,487	$0.23
February 24, 2023	$61,935	$0.38
Total payments made during 2023	$186,672	$1.15